Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

Subsequent to December 31, 2024, the Company issued a total of 3,586,119 shares of its common stock, consisting of 500,000 shares for services and the balance upon conversion of warrants.

Subsequent to December 31, 2024, The Company had developments in certain legal and litigation matters which are included and detailed in Legal Proceedings above.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2024 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.